CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Minimum rents	$ 30,626,406	$ 27,176,492	$ 25,689,123
Percentage rents	34,404	34,518	15,366
Operating cost reimbursement	2,408,126	2,486,429	2,506,974
Development fee income	894,693	589,541	409,643
Other income	150,436	97,583	30,462
Total Revenues	34,114,065	30,384,563	28,651,568
Operating Expenses
Real estate taxes	2,331,174	1,872,418	1,891,022
Property operating expenses	1,418,536	1,344,353	1,466,510
Land lease payments	721,300	476,531	387,300
General and administrative	5,661,912	5,003,384	4,559,005
Depreciation and amortization	5,934,553	4,851,165	4,523,366
Impairment charge	1,350,000	6,160,000	0
Total Operating Expenses	17,417,475	19,707,851	12,827,203
Income from Operations	16,696,590	10,676,712	15,824,365
Other Income (Expense)
Interest expense, net	(3,956,818)	(3,460,998)	(3,309,862)
Gain on extinguishment of debt	2,360,231	0	0
Income Before Discontinued Operations	15,100,003	7,215,714	12,514,503
Gain on sale of assets from discontinued operations	110,212	4,737,968	0
Income (Loss) from discontinued operations	(5,320,678)	3,674,152	5,479,533
Net Income	9,889,537	15,627,834	17,994,036
Less Net Income Attributable to Non- Controlling Interest	338,395	561,039	950,046
Net Income Attributable to Agree Realty Corporation	9,551,142	15,066,795	17,043,990
Other Comprehensive Income (Loss), Net of ($5,584, ($24,529) and ($3,947)) Attributable to Non-Controlling Interest	158,167	(693,929)	(70,806)
Total Comprehensive Income Attributable to Agree Realty Corporation	$ 9,709,309	$ 14,372,866	$ 16,973,184
Basic Earnings Per Share (Note 2)
Continuing operations (in dollars per share)	$ 1.51	$ 0.76	$ 1.50
Discontinued operations (in dollars per share)	$ (0.52)	$ 0.89	$ 0.65
Earnings Per Share, Basic (in dollars per share)	$ 0.99	$ 1.65	$ 2.15
Dilutive Earnings Per Share (Note 2)
Continuing operations (in dollars per share)	$ 1.51	$ 0.76	$ 1.49
Discontinued operations (in dollars per share)	$ (0.52)	$ 0.88	$ 0.65
Earnings Per Share, Diluted (in dollars per share)	$ 0.99	$ 1.64	$ 2.14